Plant Restructuring (narrative) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Restructuring Cost and Reserve [Line Items]
Plant Restructuring	$ 1,829	$ 10,302	$ 1,376
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Plant Restructuring	1,578	162	842
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Other Relocation			300
Plant Restructuring	635	5,075	$ 270
Property Subject To Operating Lease [Member]
Restructuring Cost and Reserve [Line Items]
Plant Restructuring		3,600
Midwest Plant Member [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Plant Restructuring		100
Asset impairment cost
Restructuring Cost and Reserve [Line Items]
Plant Restructuring		5,100
West Plant [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Plant Restructuring	$ 1,300
Northwest Processing Facility [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Plant Restructuring		$ 200